Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 07, 2011
Generation Wave Growth Fund (Second Prospectus Summary) | Generation Wave Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and under "Shareholder Information - Choosing a
Share Class - Class A Shares" on page 11 of the Fund's Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82.62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.62%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is based on expenses incurred during the Fund's most recent fiscal year end and is restated to reflect new service provider fee rates effective September 1, 2011 and other estimated class-specific fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% rate of return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same each year. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 7, 2012.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs for the Fund would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Class C shares, you would pay the following expenses:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To best achieve its investment objective, the Fund, a non-diversified investment company, invests primarily in equity securities (i.e. common stocks, preferred stocks and securities convertible into common stocks) of small, medium or large capitalization companies, both domestic and foreign, in different market sectors. The Fund may also invest in third-party investment companies. In addition, the Fund may borrow money, a practice known as "leveraging," to meet redemptions, for other emergency purposes or to increase its portfolio holdings.

The Fund may, to a more limited degree, also purchase fixed-income securities. Additionally, the Fund may engage in short sales and certain options strategies.

It is anticipated that at any given time, the companies in which the Fund invests may fall anywhere on the spectrum of industries and sectors currently available focusing on the demographic, economic and lifestyle trends of any one or all of the Baby Boomer (persons born between 1946 and 1964), Generation X
(persons born between 1965 and 1980), and Generation Y (persons born between
1980 and the late 1990s) populations. The Fund may, from time to time, have greater than 25% of its net assets concentrated in one or more sectors (but no more than 80% of its net assets in any single sector), such as the consumer discretionary, consumer staples, commodities, energy, financials, industrials, health care, materials, real estate, technology, telecommunications, and utilities sectors..

The Fund's portfolio manager begins his investment process with a top-down, macroeconomic analysis of equities; the impact of demographics is an important element of this analysis. The portfolio manager's individual security selection follows, and is based upon a careful evaluation of fundamentals and various valuation measures of companies operating within targeted industry groups. Sell decisions can be driven by larger, market-related concerns (e.g., the portfolio manager believes that the broader market is in a correcting phase) or by company-specific factors (e.g., the company's fundamentals are not delivering as expected or all catalysts have materialized thus limiting further upside).

For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bank deposits, bankers' acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of the Fund include:

·  the risk that you could lose all or portion of your investment in the Fund;

·  the risk that certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market;

·  the risk that investment strategies employed by MAI in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

·  the risk that asset allocation to a particular strategy does not reflect actual market movement or the effect of economic conditions;

·  because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

·  because the Fund may concentrate its investments in one or more sectors, the
   Fund may be subject to the risks affecting a particular sector, including the risk that the securities of companies within a particular sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector, more than would a fund that invests in a wide variety of market sectors;

·  the risk of investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure, which could increase the volatility of the Fund's portfolio;

·  the risk that the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

·  the risk that political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund's investments in foreign securities to decline;

·  currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund's investments to decline;

·  the risk of investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment;
   and

·  the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

·  the risk of interest rate fluctuation in connection with investments in bonds or other fixed-income securities;

·  the risk that an issuer of fixed-income securities will not make timely payments of principal and interest (credit risk);

·  there is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

·  the risk that leveraging may exaggerate the effect on net asset value of any increase or decrease in the value of the Fund's portfolio;

·  the risk associated with bearing indirect fees and expenses charged by any underlying investment companies in which the Fund may invest in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those investment companies;

Risk, Lose Money	rr_RiskLoseMoney	the risk that you could lose all or portion of your investment in the Fund
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The information shown assumes reinvestment of distributions. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available through the Fund's website at www.usamutuals.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usamutuals.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Investor Class Shares Calendar Year Returns as of 12/31/10	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date return for the Fund's Investor Class shares as of June 30, 2011 was 3.12%. During the period shown in the bar chart, the best performance for a quarter was 19.12% (for the quarter ended June 30, 2003). The worst performance was -20.07% (for the quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for Investor Class shares and will vary for Class A and Class C shares.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After tax returns are shown for Investor Class shares and will vary for Class A and Class C shares. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Generation Wave Growth Fund (Second Prospectus Summary) | Generation Wave Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-07
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.07%)
Generation Wave Growth Fund (Second Prospectus Summary) | Generation Wave Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-07
Generation Wave Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 2001
Generation Wave Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,00 or more that are redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	1.09%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	771
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,237
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,729
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,076
Annual Return 2002	rr_AnnualReturn2002	(25.35%)
Annual Return 2003	rr_AnnualReturn2003	36.04%
Annual Return 2004	rr_AnnualReturn2004	11.04%
Annual Return 2005	rr_AnnualReturn2005	8.12%
Annual Return 2006	rr_AnnualReturn2006	11.64%
Annual Return 2007	rr_AnnualReturn2007	2.30%
Annual Return 2008	rr_AnnualReturn2008	(36.59%)
Annual Return 2009	rr_AnnualReturn2009	21.68%
Annual Return 2010	rr_AnnualReturn2010	11.35%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 2001
Generation Wave Growth Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 2001
Generation Wave Growth Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 2001
Generation Wave Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,00 or more that are redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	1.09%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.09%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.80%	[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	383
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	927
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,595
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,382
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	283
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	927
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,595
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,382

[1]	The returns in the bar chart are for Investor Class shares which are offered in a separate prospectus but would have substantially similar annual returns because its shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Sales loads are not reflected in the bar chart or in the best and worst quarterly returns set forth below. If sales loads were reflected, the returns shown would have been lower.
[2]	The contingent deferred sales charge ("CDSC") is based on the net asset value ("NAV") of the shares at the time of purchase.
[3]	The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Rule 12b-1 Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares. As of the date of this prospectus, the Fund's Board of Trustees (the "Board of Trustees") has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.
[4]	Other expenses is based on expenses incurred during the Fund's most recent fiscal year end and is restated to reflect new service provider fee rates effective September 1, 2011 and other estimated class-specific fees and expenses.
[5]	Mutual Advisors, Inc. ("MAI" or "Adviser"), the Fund's investment adviser, has contractually agreed to limit the Fund's total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 2.00% and 2.75% of average net assets of the Fund for Class A shares and Class C shares, respectively, through December 7, 2012, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees, unless either the Board of Trustees or MAI terminates the agreement prior to such renewal.